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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Senior Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2014
invesco.com/us VK-CE-SINC-QTR-1 5/14 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–119.58%(a)(b)

Aerospace & Defense–3.06%

Camp International Holding Co.,
First Lien Term Loan	4.75%	05/31/19	$1,875	$1,885,140
Second Lien Term Loan (Acquired 12/05/13; Cost $155,032)	8.25%	11/30/19	155	158,902
Consolidated Aerospace Manufacturing, LLC, Term Loan (Acquired 02/28/14; Cost $1,091,892)	5.00%	03/27/20	1,097	1,097,276
DAE Aviation Holdings, Inc.,
Term Loan B-1	5.00%	11/02/18	2,744	2,781,501
Term Loan B-2	5.00%	11/02/18	1,068	1,082,931
IAP Worldwide Services,
First Lien Term Loan (Acquired 01/20/06-09/05/12; Cost $5,639,576)(c)	0.00%	12/31/15	5,669	1,709,990
Second Lien Term Loan (d)	—	06/30/16	3,391	67,820
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/19	226	226,412
First Lien Term Loan	4.75%	10/25/19	3,348	3,356,052
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	1,036	1,021,557
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	2,844	2,849,827
Sequa Corp., Term Loan	5.25%	06/19/17	3,567	3,536,539
Transdigm Inc., Term Loan C	3.75%	02/28/20	9,240	9,201,985
				28,975,932
Air Transport–0.86%

Delta Air Lines, Inc.,
Revolver Loan (e)	0.00%	04/20/16	7,316	7,114,384
Revolver Loan (e)	0.00%	10/18/17	1,076	1,032,786
				8,147,170
Automotive–6.27%

Affinia Group Inc., Term Loan B-2	4.75%	04/25/20	815	820,579
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	1,338	1,344,442
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1 (Acquired 05/03/12; Cost $800,684)	5.00%	04/27/18	811	814,401
Second Lien Term Loan	10.50%	04/26/19	1,268	1,280,950
Second Lien Term Loan	10.50%	04/26/19	415	419,426
Term Loan B-1 (Acquired 05/03/12; Cost $615,926)	5.00%	04/27/18	624	626,480
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17	2,714	2,722,507
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,771	2,781,235
Dexter Axle Co., Term Loan	4.50%	02/28/20	1,749	1,740,677
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	18,451	18,417,992
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,088	3,107,998
KAR Auction Services, Inc., Term Loan B-2	3.50%	03/11/21	2,049	2,043,940
Key Safety Systems, Inc., Term Loan	4.75%	05/10/18	2,262	2,273,062
Metaldyne, LLC, Term Loan	4.25%	12/18/18	2,775	2,783,222
Schaeffler AG (Germany), Term Loan E (d)	—	05/15/20	3,211	3,232,832
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/28/19	6,155	6,199,497
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	3,917	3,910,250
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/18	3,701	3,700,908
Second Lien Term Loan	10.00%	10/09/19	1,117	1,114,650
				59,335,048
Beverage & Tobacco–0.17%

DS Services of America, Inc., Term Loan B	5.25%	08/30/20	1,591	1,610,626

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building & Development–2.64%

Axia Inc.,
PIK Second Lien Term Loan A (Acquired 05/30/08-12/31/13; Cost $1,680,546)(f)(g)	5.00%	03/11/16	$614	$614,057
Second Lien Term Loan B (Acquired 05/30/08; Cost $2,757,671)(f)	5.00%	03/12/16	959	958,906
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	2,848	2,911,945
Lake at Las Vegas Joint Venture, LLC,,
Exit Revolver Loan (Aquired 07/17/12; Cost $16,242) (e)	0.00%	02/28/17	16	5,847
PIK Exit Revolver Loan (Acquired 07/19/10-01/29/13; Cost $200,464)(g)	5.00%	02/28/17	213	76,838
Quikrete Holdings, Inc.,
First Lien Term Loan	4.00%	09/28/20	5,384	5,389,380
Second Lien Term Loan	7.00%	03/26/21	1,062	1,089,754
Re/Max International, Inc., Term Loan	4.00%	07/31/20	1,998	2,000,109
Realogy Corp.,
Synthetic LOC (Acquired 08/08/12; Cost $28,658)	4.40%	10/10/16	29	29,290
Term Loan B	3.75%	03/05/20	9,004	9,022,046
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/14; Cost $82,032) (g)	8.00%	03/07/16	82	82,000
Tamarack Resort LLC, PIK Term Loan B (Acquired 03/07/14; Cost $0) (g)	6.50%	02/28/19	600	0
Valleycrest Companies LLC , Term Loan	5.50%	06/13/19	1,084	1,085,422
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	1,705	1,719,061
				24,984,655
Business Equipment & Services–13.65%

4L Technologies Inc., Term Loan	5.50%	05/08/20	3,745	3,752,975
Accelya International S.A., (Luxembourg)
Term Loan A-2	5.08%	03/06/20	490	490,565
Term Loan A-1	5.08%	03/06/20	1,418	1,419,421
Advantage Sales & Marketing Inc., Second Lien Term Loan	8.25%	06/17/18	573	576,837
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/19	9,591	9,636,667
Incremental Term Loan B-2	4.25%	07/08/20	13,022	12,984,173
Second Lien Term Loan	8.50%	03/03/21	15,503	15,961,490
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21	1,486	1,489,007
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/21	665	679,779
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	279	279,627
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	2,440	2,474,385
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/22	2,067	2,064,902
Term Loan B	4.50%	04/09/21	3,487	3,495,414
Connolly, LLC,
First Lien Term Loan	5.00%	05/14/21	3,295	3,329,917
Second Lien Term Loan	8.00%	05/14/22	2,051	2,079,642
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	2,073	2,058,021
Second Lien Term Loan	8.75%	12/21/20	731	729,341
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	5,908	5,716,084
First Data Corp.,
Extended Term Loan	4.15%	03/24/21	2,709	2,714,939
Term Loan	4.15%	03/23/18	16,751	16,782,443
Genesys Telecom Holdings, U.S., Inc., Delayed Draw Term Loan	4.50%	11/13/20	2,215	2,225,670
Information Resources, Inc., Term Loan B	4.75%	09/30/20	2,454	2,460,060
Inmar, Inc.,
Second Lien Term Loan	8.00%	01/27/22	173	171,728
Term Loan	4.25%	01/27/21	1,389	1,381,651
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	6,903	6,935,643
Second Lien Term Loan	9.75%	04/30/20	1,274	1,328,319
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	1,395	1,417,342
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	776	777,877

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)

Servicemaster Co., The,
Synthetic LOC	4.51%	01/31/17	$2,024	$2,010,898
Term Loan B	4.40%	01/31/17	1,419	1,423,311
Term Loan C	4.25%	01/31/17	5,463	5,469,549
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	2,024	2,038,404
Second Lien Term Loan	8.75%	04/30/19	311	315,874
SunGard Data Systems Inc., Term Loan C	3.90%	02/28/17	200	200,623
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	2,172	2,185,942
Second Lien Term Loan	9.00%	08/14/20	209	210,977
Trans Union, LLC, Term Loan	4.00%	04/09/21	6,164	6,155,338
Wash MultiFamily Laundry Systems, LLC, Term Loan (Acquired 02/14/13; Cost $1,173,729)	4.50%	02/21/19	1,176	1,176,060
West Corp., Revolver (e)	0.00%	01/15/16	2,633	2,553,825
				129,154,720
Cable & Satellite Television–3.18%

ION Media Networks, Inc., Term Loan	5.00%	12/18/20	5,997	6,056,515
MCC Iowa, Term Loan D-2	1.88%	01/31/15	1,365	1,366,051
Mediacom Illinois LLC, Term Loan E	3.13%	10/23/17	1,524	1,528,634
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	3,862	3,836,754
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	2,764	2,782,631
Ziggo B.V.,
Term Loan B-3 (d)	—	01/15/22	5,761	5,685,867
Term Loan B-1	3.25%	01/15/22	5,436	5,364,841
Term Loan B-2	3.25%	01/15/22	3,503	3,457,205
				30,078,498
Chemicals & Plastics–5.60%

Allnex & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	410	421,589
Term Loan B-1	4.50%	10/03/19	636	638,529
Term Loan B-2	4.50%	10/03/19	330	331,302
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	05/29/20	7,139	7,163,223
Second Lien Term Loan	8.25%	11/30/20	960	974,046
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	5,146	5,120,089
Chromaflo Technologies Corp.,
First Lien Term Loan	4.50%	12/02/19	1,306	1,307,010
Second Lien Term Loan (Acquired 11/20/13; Cost $486,591)	8.25%	06/02/20	489	493,776
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $1,730,769)	6.75%	05/18/18	1,742	1,755,395
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,665	1,669,363
Huntsman International LLC, Incremental Term Loan (d)	—	10/15/20	11,416	11,466,045
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	2,358	2,347,603
Kronos Worldwide, Inc., Term Loan	4.75%	02/18/20	1,008	1,020,185
MacDermid, Inc., First Lien Term Loan B	4.00%	06/07/20	1,984	1,985,790
Momentive Performance Materials USA Inc., DIP Term Loan	4.00%	04/15/15	465	467,023
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	1,914	1,918,556
Otter Products, LLC, Term Loan	5.25%	04/29/19	954	955,586
Oxea Finance LLC,
First Lien Term Loan B-2 (Acquired 06/18/13; Cost $3,165,744)	4.25%	01/15/20	3,173	3,178,611
Second Lien Term Loan	8.25%	07/15/20	1,440	1,458,966
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,093	1,092,150
Univar Inc., Term Loan B	5.00%	06/30/17	4,339	4,352,824
WNA Holdings, Inc.,
Second Lien Term Loan	8.50%	12/07/20	594	604,341
Term Loan	4.50%	06/07/20	974	977,508
Term Loan	4.50%	06/07/20	1,275	1,278,765
				52,978,275

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Clothing & Textiles–0.28%

ABG Intermediate Holdings 2 LLC,
First Lien Term Loan (d)	—	05/27/21	$1,764	$1,759,464
Second Lien Term Loan (d)	—	05/27/22	838	837,749
				2,597,213
Conglomerates–0.61%

CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/30/20	1,193	1,195,854
Term Loan B-2	4.25%	08/30/20	118	118,159
Term Loan B-3	4.25%	08/30/20	361	361,417
Epiq Systems, Inc., Term Loan (Acquired 08/29/13; Cost $2,689,371)	4.25%	08/27/20	2,714	2,720,402
Polymer Group, Inc., First Lien Term Loan	5.25%	12/19/19	1,318	1,327,521
				5,723,353
Containers & Glass Products–2.42%

Ardagh Glass Finance PLC,
Incremental Term Loan	4.00%	12/17/19	447	447,337
Term Loan B	4.25%	12/17/19	851	854,092
Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	2,554	2,577,786
Second Lien Term Loan	8.75%	04/02/20	934	949,907
Berry Plastics Holding Corp., Term Loan E	3.75%	01/06/21	3,523	3,512,453
BWAY Holding Co., Term Loan	4.50%	08/06/17	2,401	2,411,364
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,311	1,314,238
Devix US, Inc.,
First Lien Term Loan B	4.25%	04/30/21	976	985,433
Second Lien Term Loan (d)	—	05/02/22	651	653,227
Exopack Holdings S.A., Term Loan B	5.25%	05/08/19	1,581	1,605,538
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/20	1,941	1,943,323
Second Lien Term Loan	10.00%	05/09/21	410	412,338
Libbey Glass, Inc., Term Loan	3.75%	04/09/21	12	11,715
Pertus Sechzehnte GmbH, (Germany)
Term Loan B2A	4.53%	12/14/16	2,022	2,027,311
Term Loan C2A	4.78%	06/14/17	2,022	2,027,312
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	540	543,235
Second Lien Term Loan	8.50%	04/23/20	635	647,871
				22,924,480
Cosmetics & Toiletries–0.37%

Marietta Intermediate Holding Corp., First Lien Term Loan B (Acquired 09/25/06-02/06/13; Cost $5,267,974)	7.00%	02/19/15	1,691	1,682,934
Vogue International Inc., Term Loan	5.25%	02/14/20	1,768	1,779,504
				3,462,438
Drugs–3.23%

BPA Laboratories, Inc.,
First Lien Term Loan	2.73%	04/29/20	1,916	1,738,854
Second Lien Term Loan	2.73%	04/29/20	1,666	1,366,154
Catalent Pharma Solutions, Inc., Term Loan (d)	—	05/20/21	4,453	4,480,977
Grifols Worldwide Operations USA, Inc., Term Loan B	3.15%	02/27/21	10,456	10,425,537
Ikaria, Inc., Second Lien Term Loan	8.75%	02/14/22	173	175,539
Millennium Laboratories, Inc., Term Loan B	5.25%	04/16/21	10,414	10,498,748
Valeant Pharmaceuticals International, Inc. (Canada), Series E Term Loan B	3.75%	08/05/20	1,838	1,837,631
				30,523,440

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical–7.56%

Blackboard Inc., Term Loan B3	4.75%	10/04/18	$8,149	$8,207,705
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,790	1,798,098
DEI Sales, Inc., Term Loan	5.75%	07/13/17	2,439	2,413,435
Dell International LLC, Term Loan C	3.75%	10/29/18	10,161	10,145,902
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	3,766	3,776,592
Fidji Luxembourg BC4 S.A R.L (Luxembourg), Initial Term Loan	6.25%	12/24/20	2,091	2,108,280
Freescale Semiconductor, Inc.,
Term Loan B4	4.25%	02/28/20	11,990	12,030,533
Term Loan B5	5.00%	01/15/21	2,863	2,881,738
Infor (US), Inc.,
Term Loan B-3	3.75%	06/03/20	1,183	1,175,921
USD Term Loan B-5	3.75%	06/03/20	180	178,561
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	3,888	3,902,809
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,120	1,127,014
Omnitracs, Inc., Term Loan	4.75%	11/25/20	1,474	1,485,978
RP Crown Parent, LLC,
Second Lien Term Loan	11.25%	12/21/19	763	767,710
Term Loan	6.00%	12/21/18	7,941	7,945,160
Ship Luxco 3 S.a.r.l. (Luxembourg),
Term Loan	4.50%	11/29/19	988	994,549
Term Loan B-2A-II	5.25%	11/30/19	963	972,380
Term Loan C-2	4.75%	11/30/19	1,872	1,886,794
SkillSoft Corp.,
Second Lien Term Loan	7.75%	04/28/22	1,369	1,360,515
Term Loan	4.50%	04/28/21	4,544	4,554,112
Sybil Software LLC, Term Loan	5.00%	03/20/20	1,828	1,832,043
				71,545,829
Financial Intermediaries–3.88%

Intertrust Group B.V.,
Second Lien Term Loan 2	8.00%	04/16/22	1,655	1,663,515
Term Loan B5	4.42%	04/16/21	1,267	1,272,004
iPayment Inc., Term Loan	6.75%	05/08/17	3,805	3,765,056
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	6,994	6,902,281
Nuveen Investments, Inc., First Lien Term Loan B	4.15%	05/13/17	14,252	14,300,725
RJO Holdings Corp.,
Term Loan (Acquired 12/10/10-02/08/11; Cost $3,307,254)	6.90%	12/10/15	3,389	3,202,744
Term Loan (Acquired 03/07/14; Cost $51,217)	11.00%	12/10/15	74	58,829
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan	4.25%	12/17/20	2,722	2,736,046
Transfirst Holdings, Inc.,
First Lien Term Loan B-2	4.00%	12/27/17	407	408,263
Second Lien Term Loan B-1	7.50%	06/27/18	2,358	2,380,322
				36,689,785
Food & Drug Retailers–0.44%

Rite Aid Corp., Second Lien Term Loan	5.75%	08/21/20	1,716	1,757,050
Supervalu Inc., Term Loan B	4.50%	03/21/19	2,372	2,374,398
				4,131,448
Food Products–4.22%

AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	6,808	6,810,348
Second Lien Term Loan	9.50%	10/10/17	728	706,067
Big Heart Pet Brands, Term Loan	3.50%	03/09/20	3,615	3,588,570
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,008	2,899,601
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	4,480	4,512,894
Del Monte Foods, Inc.,
First Lien Term Loan	4.25%	02/18/21	2,041	2,041,571
Second Lien Term Loan	8.25%	08/18/21	1,661	1,646,085

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food Products–(continued)

Diamond Foods, Inc.,Term Loan	4.25%	08/20/18	$718	$718,797
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	5,002	5,010,507
H.J. Heinz Co., Revolver (e)	0.00%	06/07/18	7,110	7,003,586
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/20	703	702,831
Term Loan	3.75%	05/25/18	2,906	2,905,547
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	1,354	1,409,301
				39,955,705
Food Service–2.74%

Aramark Corp., Term Loan F	3.25%	02/24/21	902	897,413
ARG IH Corp., Term Loan B	5.00%	11/15/20	455	457,773
CEC Entertainment Inc., Term Loan	4.25%	02/12/21	2,160	2,146,942
Restaurant Holding Co., LLC, Term Loan	8.75%	02/28/19	1,803	1,795,844
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,024	1,020,014
Steak N’ Shake Operations, Inc., Term Loan	4.75%	03/19/21	1,302	1,301,374
US Foods, Inc. , Incremental Term Loan	4.50%	03/31/19	7,039	7,055,637
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	14,176	11,248,590
				25,923,587
Forest Products–0.37%

NewPage Corp., Term Loan B	9.50%	02/11/21	2,423	2,422,305
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,071	1,081,099
				3,503,404
Health Care–9.28%

Accellent Inc.,
First Lien Term Loan	4.50%	03/12/21	5,055	5,029,068
Second Lien Term Loan	7.50%	03/12/22	1,107	1,102,725
Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	425	426,291
Incremental Term Loan B-2	4.25%	06/30/17	2,433	2,439,739
Term Loan B	4.25%	06/30/17	1,416	1,419,996
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,166	1,178,939
Biomet, Inc., Term Loan B2	3.66%	07/25/17	7,612	7,633,393
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	3,079	3,089,959
Community Health Systems, Inc.,
Term Loan D	4.25%	01/27/21	7,926	7,980,780
Term Loan E	3.48%	01/25/17	329	329,486
DaVita Inc., Term Loan B	4.50%	10/20/16	741	743,754
DJO Finance LLC, Term Loan B	4.25%	09/15/17	5,973	6,000,581
Drumm Investors LLC, Term Loan	6.75%	05/04/18	829	830,655
Kindred Healthcare, Inc., Term Loan	4.00%	04/09/21	5,823	5,805,811
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	17,364	17,418,467
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	1,195	1,207,941
MPH Acquisition Holdings LLC, Term Loan	4.00%	03/31/21	6,847	6,810,249
Surgical Care Affiliates, Inc.,
Revolver (e)	0.00%	06/30/16	3,000	2,981,025
Term Loan B	4.23%	12/29/17	5,986	5,997,119
TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19	2,732	2,756,274
Term Loan	4.75%	05/02/18	3,973	3,986,766
Western Dental Services, Inc., Term Loan B	6.00%	11/01/18	2,629	2,641,287
				87,810,305
Home Furnishings–0.25%

Britax Group Ltd., Term Loan	4.50%	10/15/20	473	445,524

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Home Furnishings–(continued)

Mattress Holdings Corp., Term Loan B-2 (d)	—	01/18/16	$486	$488,466
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	1,452	1,456,380
				2,390,370
Industrial Equipment–2.69%

Alliance Laundry Systems LLC,
Second Lien Term Loan	9.50%	12/10/19	679	690,117
Term Loan	4.25%	12/10/18	369	369,850
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	1,002	978,162
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/20	1,591	1,589,234
Second Lien Term Loan	7.00%	11/22/21	960	967,524
Doncasters US Finance LLC, Term Loan B	4.50%	04/09/20	3,164	3,177,374
Doosan Infracore International, Inc., Term Loan B (d)	—	05/28/21	3,645	3,662,750
Filtration Group Corp.,
First Lien Term Loan	4.50%	11/20/20	980	987,806
Second Lien Term Loan	8.25%	11/22/21	492	503,187
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	1,500	1,500,593
Grede LLC, Term Loan B	5.63%	05/02/18	3,140	3,148,658
Husky Injection Molding Systems Ltd., Term Loan	4.25%	07/02/18	550	551,814
MX Holdings US, Inc. , Term Loan B-1	4.50%	08/14/20	2,324	2,332,227
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	1,884	1,908,300
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18	1,788	1,792,874
Unifrax Holding Co., Term Loan	4.25%	11/28/18	149	149,208
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,100	1,107,995
				25,417,673
Insurance–0.46%

Applied Systems, Inc.,
Second Lien Term Loan	7.50%	01/23/22	695	708,791
Term Loan	4.25%	01/23/21	584	586,340
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,891	1,834,476
Second Lien Term Loan	8.25%	10/16/20	1,270	1,232,226
				4,361,833
Leisure Goods, Activities & Movies–2.90%

Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	12,854	12,900,201
Bauer Performance Sports Ltd. (Canada), Term Loan	4.50%	04/15/21	1,336	1,338,624
CWGS Group, LLC, Term Loan	5.75%	02/20/20	3,994	4,039,120
Dorna Sports SL (Spain), Term Loan B	4.30%	04/30/21	1,204	1,212,534
Equinox Holdings, Inc., Revolver (e)	0.00%	02/01/18	974	900,931
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B1-1	3.40%	07/03/19	3,246	3,253,211
Sabre, Inc., Term Loan B	4.25%	02/19/19	3,738	3,747,433
				27,392,054
Lodging & Casinos–5.09%

Bally Technologies, Inc., Term Loan B	4.25%	11/25/20	7,161	7,191,918
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	1,234	1,239,797
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	215	216,031
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	3,649	3,635,823
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	2,445	2,458,303
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,056	2,063,669
Four Seasons Holdings Inc. (Canada), Second Lien Term Loan	6.25%	12/27/20	1,310	1,331,330
Great Wolf Resorts, Inc. , Term Loan B	4.50%	08/06/20	863	865,779
Harrah’s Operating Co., Inc.,
Incremental Term Loan B-4	9.50%	10/31/16	479	481,682
Term Loan B-5	4.40%	01/28/18	2,384	2,202,992
Term Loan B-6	5.40%	01/28/18	1,593	1,488,174

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos–(continued)

La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	$5,761	$5,771,988
Scientific Games International, Inc., Term Loan B	4.25%	10/18/20	13,282	13,232,980
Twin River Management Group, Inc., Term Loan	5.25%	11/10/18	3,374	3,368,442
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19	2,402	2,360,326
Second Lien Term Loan	8.75%	08/20/20	263	258,790
				48,168,024
Nonferrous Metals & Minerals–1.64%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	2,943	2,856,672
Arch Coal, Inc., Term Loan	6.25%	05/16/18	3,392	3,345,418
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	4,474	4,298,564
Walter Energy, Inc., Term Loan B	7.25%	04/02/18	5,127	4,980,779
				15,481,433
Oil & Gas–8.27%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	29	29,174
Atlas Energy, L.P., Term Loan	6.50%	07/31/19	1,343	1,364,919
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	3,326	3,342,358
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $6,898,548)	5.25%	10/31/17	6,873	6,915,532
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	933	940,700
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	3,216	3,275,284
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	10,373	10,419,828
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,458	1,461,985
Fieldwood Energy LLC,
First Lien Term Loan	3.88%	09/28/18	2,867	2,871,483
Second Lien Term Loan	8.38%	09/30/20	4,126	4,258,145
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $695,322)	4.50%	05/02/16	695	702,276
HGIM Corp. , Term Loan B	5.50%	06/18/20	3,819	3,772,918
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	1,903	1,924,581
McDermott International, Inc., Term Loan	5.25%	04/16/19	1,437	1,448,474
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	4,944	4,898,993
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $1,102,626)	7.00%	11/02/15	1,077	1,093,116
Petroleum Geo-Services ASA, Term Loan	3.25%	03/15/21	2,254	2,224,173
Samson Investment Company, Second Lien Term Loan	5.00%	09/25/18	4,181	4,182,052
Seadrill Partners Finco LLC (Bermuda), Term Loan B	4.00%	02/21/21	6,428	6,412,145
Stena International Sarl (Luxembourg), Term Loan B	4.00%	03/03/21	4,286	4,269,626
Tallgrass Operations, LLC, Term Loan B	4.25%	11/13/18	4,148	4,178,609
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,242	3,254,345
Utex Industries, Inc.,
First Lien Term Loan	5.00%	05/21/21	1,041	1,049,103
Second Lien Term Loan (d)	—	05/20/22	410	416,187
WildHorse Resources, LLC , Term Loan	7.50%	12/13/18	3,523	3,573,358
				78,279,364
Publishing–5.77%

Cenveo Corp., Term Loan B	6.25%	02/13/17	5,661	5,717,292
Cygnus Business Media, Inc., Term Loan (f)	8.25%	06/30/14	2,928	2,049,929
Endurance Business Media, Inc., Term Loan (Acquired 12/14/10; Cost $4,442,462) (f)	6.50%	12/15/14	3,382	879,320
Getty Images, Inc.,
Revolver Loan (d)	—	10/18/17	862	758,295
Revolver Loan (e)	0.00%	10/18/17	2,017	1,775,277
Term Loan	4.75%	10/18/19	2,232	2,159,618

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Publishing–(continued)

Harland Clarke Holdings Corp.,
Term Loan B-2	5.48%	06/30/17	$421	$423,538
Term Loan B-4	6.00%	08/04/19	812	825,554
Interactive Data Corp., Term Loan	4.75%	05/02/21	6,061	6,114,624
MC Communications, LLC, Term Loan (Acquired 08/16/04-09/28/12; Cost $3,343,512)(c)	0.00%	03/31/15	1,631	138,632
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	3,797	3,777,679
Merrill Communications, LLC, Term Loan	5.75%	03/08/18	5,672	5,763,932
MTL Publishing LLC, Term Loan B	3.75%	06/29/18	879	877,888
Multi Packaging Solutions, Inc.,
Term Loan	4.25%	09/30/20	1,968	1,973,499
Term Loan A	4.25%	09/30/20	912	915,043
Newsday, LLC, Term Loan	3.65%	10/12/16	1,824	1,830,913
ProQuest LLC, Term Loan	6.00%	04/13/18	2,656	2,674,616
Southern Graphics Inc., Term Loan B	4.25%	10/17/19	3,228	3,236,484
Tribune Co., Term Loan	4.00%	12/27/20	12,714	12,731,784
				54,623,917
Radio & Television–3.46%

Clear Channel Communications, Inc.,
Extended Term Loan E	7.65%	07/31/19	2,831	2,837,541
Term Loan B	3.80%	01/29/16	344	341,666
Term Loan D	6.90%	01/30/19	16,384	16,231,460
Gray Television, Inc., Term Loan	4.50%	10/11/19	711	713,707
Multicultural Radio Broadcasting, Inc., Term Loan (Acquired 12/04/12; Cost $655,327)	7.00%	06/04/17	679	677,938
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	168	172,949
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	1,791	1,803,386
Raycom TV Broadcasting, LLC, Term Loan B	4.25%	05/31/17	2,588	2,592,944
TWCC Holding Corp.,
Second Lien Term Loan	7.00%	06/26/20	4,267	4,236,921
Term Loan	3.50%	02/13/17	3,174	3,155,249
				32,763,761
Retailers (except Food & Drug)–5.90%

David’s Bridal, Inc.,
Revolver (e)	0.00%	10/11/17	1,995	1,927,029
Term Loan	5.00%	10/11/19	2,362	2,283,031
Lands’ End, Inc., Term Loan B	4.25%	04/02/21	2,324	2,324,802
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	739	739,296
National Vision, Inc., First Lien Term Loan (d)	—	03/13/21	1,937	1,914,876
OSP Group, Inc. (United Arab Emirates), First Lien Term Loan	4.50%	03/18/21	1,950	1,957,460
Payless Inc., Term Loan	5.00%	03/11/21	3,573	3,578,859
Payless, Inc., Second Lien Term Loan	8.50%	03/11/22	820	823,675
Pep Boys - Manny, Moe & Jack, Term Loan B	4.25%	10/11/18	2,036	2,047,180
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	974	977,400
Savers Inc., Term Loan	5.00%	07/09/19	5,353	5,382,146
Sears Holding Corp., Term Loan	5.50%	06/30/18	13,280	13,407,893
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	7,467	7,474,162
Stuart Weitzman Acquisition Co. LLC, Term Loan	4.50%	04/08/20	318	317,222
Toys ‘R’ US Property Co. I, LLC , Term Loan	6.00%	08/21/19	6,911	6,651,908
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,682	1,414,812
Term Loan B-2	5.25%	05/25/18	514	401,179
Term Loan B-3	5.25%	05/25/18	158	123,403
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,115	2,047,969
				55,794,302
Steel–0.79%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	923	921,611
JMC Steel Group Inc., Term Loan	4.75%	04/01/17	1,497	1,506,681

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel–(continued)

TMS International Corp., Term Loan B	4.50%	10/16/20	$1,853	$1,867,172
Waupaca Foundry, Inc., Term Loan	4.00%	06/29/17	3,198	3,205,877
				7,501,341
Surface Transport–1.56%

Hertz Corp. (The), Term Loan B-1	3.75%	03/11/18	756	757,111
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,056	2,071,032
Kenan Advantage Group, Inc.,
Term Loan	3.75%	06/11/16	1,481	1,484,914
Term Loan D	3.75%	06/11/16	571	572,819
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	4,946	5,007,405
U.S. Shipping Corp, Term Loan	9.00%	04/30/18	4,754	4,872,545
				14,765,826
Telecommunications–7.12%

Avaya Inc.,
Term Loan B-3	4.73%	10/26/17	9,966	9,662,068
Term Loan B-6	6.50%	03/31/18	5,736	5,708,814
Consolidated Communications, Inc., Term Loan B	4.25%	12/23/20	10,168	10,231,957
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	6,338	6,555,889
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	1,923	1,933,387
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	4,355	4,370,040
Term Loan B-III	4.00%	08/01/19	4,217	4,228,822
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	80	81,487
Nextgen Finance, LLC, Term Loan B (d)	—	05/29/21	3,008	3,006,287
NTELOS Inc., Term Loan B	5.75%	11/09/19	6,262	6,253,903
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	3,162	3,176,931
XO Communications, LLC, Term Loan	4.25%	03/20/21	1,204	1,210,190
Yankee Cable Acquisition, LLC, Term Loan B	4.50%	03/01/20	6,259	6,288,568
Zayo Group, LLC, Term Loan B	4.00%	07/02/19	4,655	4,654,995
				67,363,338
Utilities–2.85%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	3,457	3,418,942
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	2,559	2,567,214
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	514	516,193
First Lien Term Loan C	4.25%	12/31/19	2,939	2,953,362
Sapphire Power Finance LLC , Term Loan B	6.00%	07/10/18	2,351	2,408,414
Texas Competitive Electric Holdings Co. LLC,
DIP Delayed Draw Term Loan (e) (h)	0.00%	05/05/16	450	452,140
DIP Term Loan (e) (h)	0.00%	05/05/16	583	585,727
Term Loan (h)	4.65%	10/10/14	12,488	9,979,526
Term Loan (h)	4.65%	10/10/17	4,201	3,371,002
USIC Holdings, Inc., First Lien Term Loan	4.00%	07/10/20	677	671,326
				26,923,846
Total Variable Rate Senior Loan Interests				1,131,282,993
Bonds & Notes–9.93%

Air Transport–0.12%

Continental Airlines, Inc. (i)	6.75%	09/15/15	1,110	1,128,037
Automotive–0.10%

Schaeffler AG (Germany) (i)	4.75%	05/15/21	889	918,337

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–0.31%

ADT Corp. (The)	6.25%	10/15/21	$1,428	$1,513,680
First Data Corp. (i)	6.75%	11/01/20	1,310	1,414,800
				2,928,480
Cable & Satellite Television–0.84%

UPC Broadband Holdings, B.V. (Netherlands) (i)	6.63%	07/01/20	1,116	1,195,458
UPC Broadband Holdings, B.V. (Netherlands) (i)	7.25%	11/15/21	5,862	6,509,575
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/22	263	289,300
				7,994,333
Chemicals & Plastics–1.11%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,958	9,484,282
Ineos Holdings Ltd. (i)	8.38%	02/15/19	367	404,618
Ineos Holdings Ltd. (i)	7.50%	05/01/20	234	256,815
Taminco Global Chemical Corp. (i)	9.75%	03/31/20	337	380,810
				10,526,525
Containers & Glass Products–1.43%

Ardagh Glass Finance PLC (Ireland) (i)	6.25%	01/31/19	921	953,235
Ardagh Glass Finance PLC (Ireland) (i)	7.00%	11/15/20	192	199,680
Reynolds Group Holdings Inc.	7.88%	08/15/19	2,274	2,495,715
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,172	3,505,060
Reynolds Group Holdings Inc.	5.75%	10/15/20	6,145	6,421,525
				13,575,215
Electronics & Electrical–0.28%

Blackboard Inc. (i)	7.75%	11/15/19	2,486	2,622,730
Food Products–0.06%

Chiquita Brands LLC	7.88%	02/01/21	476	522,410
Forest Products–0.33%

Verso Paper Holdings LLC	11.75%	01/15/19	2,868	3,075,930
Health Care–0.66%

Biomet, Inc.	6.50%	08/01/20	704	767,360
Community Health Systems, Inc. (i)	6.88%	02/01/22	548	582,250
DJO Finance LLC	9.75%	10/15/17	620	657,975
DJO Finance LLC	8.75%	03/15/18	2,058	2,232,930
Kinetic Concepts, Inc.	10.50%	11/01/18	1,728	1,976,400
				6,216,915
Lodging & Casinos–0.10%

Harrah’s Operating Co., Inc.	8.50%	02/15/20	357	285,600
Harrah’s Operating Co., Inc.	9.00%	02/15/20	785	633,888
				919,488
Nonferrous Metals & Minerals–0.28%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	2,600	2,684,500
Oil & Gas–0.67%

Kinder Morgan, Inc. (i)	5.00%	02/15/21	1,268	1,283,850
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/20	2,587	2,541,240
Tervita Corp. (Canada) (i)	8.00%	11/15/18	2,263	2,336,547
Western Refining, Inc.	6.25%	04/01/21	201	210,045
				6,371,682

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Publishing–0.31%

Merrill Communications LLC (i)	10.00%	03/08/23	$3,377	$2,971,441
Radio & Television–0.35%

Sinclair Television Group, Inc.	6.38%	11/01/21	777	814,879
Univision Communications Inc. (i)	6.75%	09/15/22	2,283	2,517,007
				3,331,886
Retailers (except Food & Drug)–0.63%

Claire’s Stores Inc. (i)	9.00%	03/15/19	1,627	1,671,742
Claire’s Stores, Inc. (i)	6.13%	03/15/20	1,173	1,129,012
Guitar Center Inc. (i)	6.50%	04/15/19	2,437	2,360,844
Targus Group International, Inc. (Acquired 12/16/09-12/14/11; Cost 2,327,543) (i)	10.00%	06/14/19	821	821,026
				5,982,624
Telecommunications–1.42%

Avaya Inc. (i)	7.00%	04/01/19	1,515	1,501,545
Goodman Networks Inc. (i)	12.13%	07/01/18	569	630,167
Goodman Networks Inc. (i)	12.13%	07/01/18	4,520	5,005,900
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/21	699	726,086
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.25%	02/15/18	2,393	2,524,615
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/20	219	234,878
Windstream Corp.	7.50%	06/01/22	2,565	2,760,581
Windstream Corp.	6.38%	08/01/23	22	21,753
				13,405,525
Utilities–0.93%

Calpine Corp. (i)	7.50%	02/15/21	5,540	6,080,149
Calpine Corp. (i)	6.00%	01/15/22	478	515,045
Calpine Corp. (i)	7.88%	01/15/23	1	570
NRG Energy Inc. (i)	6.25%	07/15/22	891	945,574
NRG Energy Inc.	6.63%	03/15/23	1,191	1,277,347
				8,818,685
Total Bonds & Notes				93,994,743
Structured Products–7.27%

Apidos Cinco CDO (i)(j)	4.48%	05/14/20	772	754,800
Apidos CLO IX (i)(j)	6.73%	07/15/23	2,154	2,159,350
Apidos CLO X (i)(j)	6.47%	10/30/22	2,846	2,860,646
Apidos CLO XI (i)(j)	5.48%	01/17/23	3,968	3,790,276
Apidos CLO XV (i)(j)	4.98%	10/20/25	1,500	1,375,007
Apidos Quattro CDO (i)(j)	3.83%	01/20/19	1,040	1,021,054
Ares XI CLO, Ltd. (i)(j)	3.23%	10/11/21	1,851	1,799,252
Atrium IV CDO Corp (i)	9.18%	06/08/19	268	282,464
Atrium X CDO (i)(j)	4.73%	07/16/25	3,196	2,908,251
Babson 2013-IIA (i)(j)	4.74%	01/18/25	2,631	2,381,163
Babson CLO Ltd. 2007-I (i)(j)	3.48%	01/18/21	773	726,884
Carlyle Global Market Strategies 2012-2 (i)(j)	6.48%	07/20/23	912	917,469
Carlyle Global Market Strategies 2012-3 (i)(j)	5.73%	10/14/24	693	681,227
Dryden Senior Loan Fund 2013-30 (i)(j)	5.24%	10/15/25	1,053	983,294
Flagship CLO VI (i)(j)	4.99%	06/10/21	2,565	2,529,407
Flagship CLO VI (i)(j)	4.99%	06/10/21	755	745,001
Gramercy Park CLO (i)(j)	5.73%	07/17/23	4,004	3,906,419
Halcyon Loan Investors CLO II, Ltd. (i)(j)	3.83%	04/24/21	1,009	952,223
ING Investment Management CLO I, Ltd. (i)(j)	5.24%	04/15/24	2,200	2,063,424
ING Investment Management CLO III, Ltd. (i)(j)	3.73%	12/13/20	3,038	2,923,589
ING Investment Management CLO III, Ltd. (i)(j)	6.08%	10/15/22	1,026	1,023,960
ING Investment Management CLO III, Ltd. (i)(j)	4.74%	01/18/26	1,767	1,596,760
ING Investment Management CLO IV, Ltd. (i)(j)	4.48%	06/14/22	437	428,900

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Structured Products–(continued)

ING Investment Management CLO IV, Ltd. (i)(j)	5.98%	10/15/23	$3,875	$3,846,067
Keuka Park CLO 2013-1 (i)(j)	4.73%	10/21/24	365	330,480
KKR Financial CLO 2012-1 (i)(j)	5.73%	12/15/24	4,025	3,913,834
KKR Financial CLO 2013-1 (i)(j)	4.99%	07/15/25	2,115	1,934,749
Madison Park Funding X Ltd. (i)(j)	5.48%	01/20/25	1,103	1,060,125
Marine Park CLO 2012-1 (i)(j)	5.99%	05/18/23	1,298	1,279,927
Octagon Investment Partners XIV Ltd. (i)(j)	5.49%	01/15/24	852	818,001
Octagon Investment Partners XVIII Ltd. (i)(j)	5.49%	12/16/24	2,631	2,495,725
Pacifica CDO VI, Ltd. (i)(j)	3.97%	08/15/21	1,247	1,168,582
Regatta IV Funding Ltd (i)(j)	5.18%	07/25/26	930	841,650
Sierra CLO II Ltd. (j)	3.73%	01/22/21	1,829	1,766,724
Silverado CLO 2006-II Ltd. (i)(j)	3.98%	10/16/20	2,210	2,109,708
Slater Mill Loan Fund, LP (i)(j)	5.73%	08/17/22	2,085	2,035,477
Symphony CLO IX, Ltd. (i)(j)	5.23%	04/16/22	4,258	4,064,938
Symphony CLO VIII, Ltd. (i)(j)	5.98%	01/09/23	2,317	2,303,983
Total Structured Products				68,780,790

			Shares

Common Stocks & Other Equity Interests–2.56%

Building & Development–1.30%

Axia Inc. (Acquired 05/30/08; Cost $2,673,763) (f)(i)(k)			595	2,902,917
Building Materials Holding Corp. (i)(k)			923,526	6,649,387
Lake at Las Vegas Joint Venture, LLC, Class A, (Acquired 07/15/10; Cost $7,937,680) (i)(k)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B, (Acquired 07/15/10; Cost $93,970) (i)(k)			9	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15, (Acquired 07/15/10; Cost $0) (i)(k)			39	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15, (Acquired 07/15/10; Cost $0) (i)(k)			54	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15, (Acquired 07/15/10; Cost $0) (i)(k)			60	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15, (Acquired 07/15/10; Cost $0) (i)(k)			67	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15, (Acquired 07/15/10; Cost $0) (i)(k)			76	0
Newhall Holding Co., LLC Class A (i)(k)			346,693	1,430,109
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (i)(k)			24,000	0
WCI Communities, Inc. (k)			69,585	1,288,718
				12,271,131
Business Equipment & Services–0.00%

Comdisco, Inc. (k)			7	35
Chemicals & Plastics–0.00%

Lyondell Chemical Co. -Class A (k)			383	38,135
Conglomerates–0.13%

Euramax International, Inc. (i)(k)			4,207	1,199,023
Cosmetics & Toiletries–0.11%

Marietta Intermediate Holding Corp. (Acquired 09/25/06; Cost $2,287,974) (i)(k)			2,023,400	1,052,168
Marietta Intermediate Holding Corp. Wts. expiring 02/20/19, (Acquired 12/22/04; Cost $0) (i)(k)			247,917	0
				1,052,168
Drugs–0.00%

BPA Laboratories, Inc. Class A Wts. expiring 04/29/24, (Acquired 04/29/14; Cost $0) (i)(k)			5,562	0
BPA Laboratories, Inc. Class B Wts. expiring 04/29/24, (Acquired 04/29/14; Cost $0) (i)(k)			8,918	0
				0

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value
Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(k)	1,482	$14,816
RJO Holdings Corp. Class A (i)(k)	1,142	571
RJO Holdings Corp. Class B (i)(k)	1,667	833
		16,220
Home Furnishings–0.06%

Quality Home Brands Holdings LLC (i)	4,863	607,875
Lodging & Casinos–0.44%

Twin River Management Group, Inc. Class A (i)(k)	134,134	4,141,387
Publishing–0.48%

Affiliated Media, Inc. (i)(k)	46,746	1,262,132
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821) (f)(i)(k)	5,882	0
Endurance Business Media, Inc. Class A (Acquired 12/14/10; Cost $6,292,167) (f)(i)(k)	8,863	0
F&W Publications, Inc. (i)(k)	15,519	737,143
MC Communications, LLC (Acquired 07/02/09; Cost $0) (i)(k)	333,084	0
Merrill Communications LLC Class A (i)(k)	399,283	1,197,849
Tribune Co. Class A (l)	16,474	1,304,741
		4,501,865
Retailers (except Food & Drug)–0.04%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (i)(k)	27,462	334,213
Telecommunications–0.00%

CTM Media Holdings Inc. Class B (m)	127	10,152
Total Common Stocks & Other Equity Interests		24,172,204
Preferred Stocks–0.02%

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $101,952) (i)(k)	432	101,952
Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(k)	324	26,929
Utilities–0.01%

Genie Energy Ltd. (l)	7,632	59,530
Total Preferred Stocks		188,411
Money Market Funds–0.72%

Liquid Assets Portfolio –Institutional Class (n)	3,421,513	3,421,513
Premier Portfolio –Institutional Class (n)	3,421,512	3,421,512
Total Money Market Funds		6,843,025
TOTAL INVESTMENTS(o)–140.08% (Cost $1,334,387,038)		1,325,262,166
BORROWINGS–(22.73)%		(215,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.21)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(4.14)%		(39,179,632)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$946,082,534

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
LOC	—Letter of Credit
PIK	—Payment-in-Kind
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2014 was $1,848,622, which represented less than 1% of the Trust’s Net Assets.
(d)	This floating rate interest will settle after May 31, 2014, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.
(f)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2014 was $7,405,129, which represented less than 1% of the Trust’s Net Assets. See Note 3.
(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Axia Inc., Second Lien Term Loan A	5.00%	6.00%
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan	—	5.00
Tamarack Resort LLC, Term Loan A	8.00	8.00
Tamarack Resort LLC, Term Loan B	—	6.50
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $141,326,253, which represented 14.94% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(k)	Non-income producing securities acquired through the restructuring of senior loans.
(l)	Non-Income producing securities acquired as part of a bankruptcy restructuring.
(m)	Securities acquired through restructuring of senior loans.
(n)	The money market fund and the Trust are affiliated by having the same investment adviser.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Senior Income Trust

A.	Security Valuations – (continued) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Industry Concentration – To the extent that the Trust is concentrated in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

Invesco Senior Income Trust

F.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
G.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

H.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Senior Income Trust

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,083,716,160	$47,566,833	$1,131,282,993
Bonds & Notes	—	93,173,717	821,026	93,994,743
Structured Products	—	68,780,790	—	68,780,790
Equity Securities	18,158,224	8,046,293	4,999,123	31,203,640
Total Investments	$18,158,224	$1,253,716,960	$53,386,982	$1,325,262,166

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2014:

	Beginning Balance, as of February 28, 2014	Purchases	Sales	Accrued discounts/ premiums	Net realized gain	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2014
Variable Rate Senior Loan Interests	$57,047,983	$6,237,011	$(11,040,261)	$31,237	$33,682	$252,550	$2,980,150	$(7,975,519)	$47,566,833
Bonds & Notes	821,026	—	—	—	—	—	—	—	821,026
Equity Securities	13,813,485	101,952	—	—	—	2,214,979	—	(11,131,293)	4,999,123
Total	$71,682,494	$6,338,963	$(11,040,261)	$31,237	$33,682	$2,467,529	$2,980,150	$(19,106,812)	$53,386,982

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2014.

	Value 02/28/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/14	Interest / Dividend Income
Axia Inc. - Second Lien Term Loan A	$614,057	$—	$—	$—	$—	$614,057	$17,073
Axia Inc. - Second Lien Term Loan B	958,906	—	—	—	—	958,906	12,253
Axia Acquisition Corp. - Common Shares	2,554,566	—	—	348,351	—	2,902,917	—
Cygnus Business Media, Inc. - Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc. - Term Loan	1,763,139	—	(10,087)	296,868	9	2,049,929	73,172
Endurance Business Media, Inc. - Common Shares	0	—	—	—	—	0	—
Endurance Business Media, Inc. - Term Loan	879,320	—	—	—	—	879,320	56,179
Total	$6,769,988	$—	$(10,087)	$645,219	$9	$7,405,129	$158,677

Invesco Senior Income Trust

NOTE 4 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of May 31, 2014. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Revolver	$1,994,854	$1,927,029
Delta Air Lines, Inc.	Revolver	1,075,818	1,032,786
Delta Air Lines, Inc.	Revolver	7,315,565	7,114,384
Equinox Holdings, Inc.	Revolver	973,979	900,931
Getty Images, Inc.	Revolver	2,017,361	1,775,277
H.J. Heinz Co.	Revolver	7,110,239	7,003,586
Lake at Las Vegas Joint Venture, LLC	Revolver	16,242	5,847
Surgical Care Affiliates, LLC	Revolver	3,000,000	2,981,025
Texas Competitive Electric Holdings Co. LLC	DIP Term Loan	449,844	452,140
Texas Competitive Electric Holdings Co. LLC	DIP Term Loan	582,752	585,727
West Corp.	Revolver	2,632,809	2,553,825
		$27,169,463	$26,332,557

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2014 was $291,374,340 and $353,155,369, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,359,286
Aggregate unrealized (depreciation) of investment securities	(59,903,432)
Net unrealized appreciation (depreciation) of investment securities	$(18,544,146)
Cost of investments for tax purposes is $1,343,806,312.

NOTE 6 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the three months ended May 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,879,059	$2,533,572
Goldman Sachs Lending Partners LLC	9,105,094	8,930,615
Total	$11,984,153	$11,464,187

Invesco Senior Income Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.